Gains (losses) from operating activities in the statement of income, included according to their nature (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense
Depreciation expenses	$ (8,706)	$ (8,431)
Operational leases	(1,587)	(1,133)	$ (1,535)
Expenses related to variable lease payments (contracts under IFRS 16)	(1,313)	(1,117)
Other expenses by nature [Member]
Statement [Line Items]
Raw materials and consumables	(345,356)	(287,877)	(271,912)
Employee Benefit Expenses
Personnel expenses	(272,323)	(234,108)	(238,748)
Depreciation and amortization expense
Depreciation expense	(195,678)	(182,452)	(189,723)
Depreciation expenses	(8,706)	(8,431)	(7,951)
Impairment of properties, plant and equipment, intangible and Goodwill	(6,060)	(11,644)	(1,102)
Amortization expense	(9,855)	(13,029)	(6,020)
Legal expenses	(42,253)	(69,965)	(9,277)
Investment plan expenses	(15,058)	(15,054)	(20,060)
Exploration expenses	0	(5,262)	(5,237)
Provision for materials, spare parts and supplies	(505)	640	(7,500)
Contractors	(162,677)	(147,096)	(125,624)
Operational leases	(70,584)	(60,572)	(52,152)
Mining concessions	(7,325)	(6,645)	(7,856)
Operational transportation	(76,003)	(68,730)	(56,376)
Freight and product transportation costs	(77,353)	(52,156)	(46,264)
Purchase of products from third parties	(329,464)	(260,089)	(268,581)
CORFO rights	(247,604)	(74,418)	(143,861)
Export costs	(99,212)	(88,176)	(71,056)
Expenses related to variable lease payments (contracts under IFRS 16)	(1,313)	(1,117)	(1,037)
Insurance	(25,770)	(21,135)	(19,521)
Consultant and advisor services	(17,332)	(13,880)	(13,862)
Variation in inventory	85,709	102,446	52,557
Variation in inventory provision	5,038	7,244	17,107
Other expenses, by nature	(32,022)	(29,444)	(32,422)
Total	$ (1,951,706)	$ (1,540,950)	$ (1,526,478)